MERGER WITH 10X CAPITAL	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
MERGER WITH 10X CAPITAL	MERGER WITH 10X CAPITAL
On February 3, 2021 the Company entered into the Merger Agreement with 10X Capital and Merger Sub. The Merger was consummated on July 22, 2021 (the “Closing Date”) with 10X Capital becoming a wholly-owned subsidiary of the Company, and the securityholders of 10X Capital becoming securityholders of the Company. On the Closing Date, the following transactions occurred pursuant to the terms of the Merger Agreement:

(i) Each preferred share, par value NIS 0.01 each, of the Company (each, a “Company’s Preferred Share”) converted into Class A Ordinary Shares, in accordance with Company’s organizational documents and (ii) immediately following such conversion but prior to the Effective Time, the Company effected a stock split of all of its outstanding Class A Ordinary Shares into an aggregate of 188,722,998 Class A Ordinary Shares, calculated in accordance with the terms of the Merger Agreement such that each Class A Ordinary Share had a value of $10.00 per share after giving effect to such stock split (together with the conversion of the Company’s Preferred Shares, par value NIS 0.01 (“Preferred Shares”), the “Capital Restructuring”).
NOTE 8. MERGER WITH 10X CAPITAL (cont.)
Each outstanding share of Class B common stock, par value $0.0001 per share, of 10X Capital (“10X Capital Class B Common Stock”) converted into shares of Class A common stock, par value $0.0001 per share, of 10X Capital (“10X Capital Class A Common Stock”) and, immediately thereafter, each outstanding share of 10X Capital Class A Common Stock converted into the right to receive one newly issued Class A Ordinary Share. A total of 12,703,234 Class A Ordinary Shares were issued to holders of 10X Capital Class A Common Stock.
Pursuant to that certain SPAC Letter Agreement entered into concurrently with the Merger Agreement (the “Letter Agreement”), by and among 10X Capital, its executive officers and directors, 10X Capital SPAC Sponsor I LLC (the “Sponsor”) and the Company, up to 1,500,000 of the Class A Ordinary Shares held by the Sponsor were subject to forfeiture without consideration if the trading prices of Class A Ordinary Shares specified in the Letter Agreement were not achieved following the Merger. On the second business day following the Merger, all 1,500,000 Class A Ordinary Shares were forfeited pursuant to the terms of the Letter Agreement, resulting in 11,203,234 Class A Ordinary Shares held by the holders of 10X Capital Class A Common Stock.
Each of 10X Capital’s outstanding warrants to purchase one share of 10X Capital Class A Common Stock (the “10X Capital Warrants”), including both the 10X warrants issued to public shareholders in 10X’s initial public offering (the “Public Warrants”) and the 10X warrants issued in a private placement to 10X’s sponsors in 10X’s initial public offering (the “Private Warrants”),were converted into the right to receive an equal number of warrants to purchase one Class A Ordinary Share (the “Warrants”), subject to downward adjustment to the next whole number in case of fractions of Warrants. A total of 15,562,500 Warrants to purchase one Class A Ordinary Share were issued to holders of 10X Capital Warrants.
The Company’s ordinary shares are divided into two classes. The Class A Ordinary Shares have one vote per share. The Class B Ordinary Shares, each have 10 votes per share. An aggregate of 83,417,110 Class B Ordinary Shares were issued to the founders of the Company representing approximately 39% of the voting power to each of them immediately following the Merger.
On February 3, 2021, concurrently with the execution of the Merger Agreement, the Company and 10X Capital entered into Subscription Agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to subscribe for and purchase, and the Company agreed to issue and sell to such PIPE Investors, an aggregate of 30,000,000 shares of 10X Capital Class A Common Stock at $10.00 per share for gross proceeds of approximately $300,000 (the “PIPE Financing”) on the Closing Date, which were converted into 30,000,000 Class A Ordinary Shares upon the consummation of the Merger. The PIPE Financing closed immediately prior to the Merger.
Total gross proceeds resulted from the Merger transaction were approximately $348,000 out of which total transaction costs amounted to approximately $63,000. The transaction costs related to the Warrants liability in the amount of $2,887 were recognized as expenses in the Company’s statement of comprehensive loss for the year ended December 31, 2021.
On July 22, 2021, the Company’s board of directors approved a 1:26.7017 stock split and a change in par value from NIS 0.01 to no par value. As a result, all Ordinary Shares, Preferred Shares, options for Ordinary Shares, warrants to Preferred Shares, exercise price and net loss per share amounts were adjusted retroactively for all periods presented in these consolidated financial statements as if the stock split and change in par value had been in effect as of the date of these consolidated financial statements.

For information regarding the completion of the registered exchange offer for the Company's outstanding warrants, see Note 13 - Warrant Liabilities.